Exploration and Evaluation Assets	6 Months Ended
Dec. 31, 2025
Notes and other explanatory information [abstract]
Exploration and Evaluation Assets

8.	Exploration and Evaluation Assets

The following summarizes the movement of the Company’s E&E assets for the six months ended December 31, 2025 and the year ended June 30, 2025:

	December 31, 2025	June 30, 2025
	$	$
Balance, beginning of period	32,980,487	26,612,758
Exploration and evaluation expenditures	1,514,153	7,818,048
Additions per property agreements	650,000	—
Disposal due to termination of property agreements	—	(1,450,319)
Balance, end of period	35,144,640	32,980,487

ACME Option Agreement

On January 29, 2024, the Company entered into an option agreement (the “ACME Option Agreement”) with ACME Lithium Inc. (“ACME”), pursuant to which ACME has granted the Company the option to earn up to a 90% undivided interest in the mineral claims held by ACME at its Manitoba lithium project areas, located in south eastern Manitoba, Canada (the “Shatford Lake Lithium Project”), which is comprised of 37 mineral claims located over three project areas - Shatford Lake, Birse Lake, and Cat-Euclid Lake, totaling approximately 17,000 acres.

Pursuant to the ACME Option Agreement, the Company may exercise the option by paying a total of $800,000 and incurring a total of $1,800,000 in exploration and development (“E&D”) expenditures over a two-year period, as follows:

●	Initial payment: Cash payment of $20,000 (paid);

●	Upon execution: Cash payment of $130,000 (paid);

●	First year: Cash payment of $150,000 (paid) and minimum E&D expenditures of $600,000 (incurred); and

●	Second year: Cash payment of $500,000 and minimum E&D expenditures of $1,200,000.

On November 26, 2025, the Company entered into a mineral property purchase and sale agreement with ACME pursuant to which the Company acquired the remaining 49% undivided interest in the Shatford Lake Lithium Project for cash consideration of $650,000. Concurrently, the option agreement dated January 29, 2024 between the parties, under which the Company had previously earned a 51% undivided interest in the property, was terminated. As a result of the acquisition, the Company holds a 100% undivided interest in the property. The property is subject to a 2% gross overriding royalty.

Engo Valley Uranium Project

On July 31, 2024, the Company and a British Columbia company (the “Vendor”) entered into a Share Purchase Agreement (the “SPA”) to acquire 100% of Engo Valley Pty Ltd. (“Engo Valley”), a private Australian company, pursuant to which Frontier will acquire up to 85% undivided indirect interest in Namibia Minerals and Investment Holdings (Proprietary) Limited (the “Project Company”), a private Namibian company, which in turn is the sole registered and beneficial owner of 100% of the right, title and interest in the Exclusive Prospecting License - 5887 (the “License”) for the Engo Valley Uranium Project.

Pursuant to the SPA, the Company will acquire Engo Valley in two stages, as follows:

(a)	First Stage Interest

Frontier acquired an initial 80% undivided interest in Engo Valley, which represents a 68% undivided indirect interest in the Project Company (the “First Stage Interest”), upon:

●	payment to the Vendor of US $250,000 in cash (paid);

●	incurring exploration expenditures of a minimum of US $200,000 (incurred); and

●	allotting and issuing to the Vendor 155,730 common shares (issued).

(b)	Second Stage Interest

The Company will acquire an additional 20% undivided interest in Engo Valley, which represents a 17% undivided indirect interest in the Project Company by (the “Second Stage Interest”), for a total undivided indirect interest of 85% in the Project Company, upon:

●	incurring additional exploration expenditures of a minimum of US $800,000 on or before June 30, 2025 (incurred), provided, that any expenditures we incurred in excess of the US $200,000 minimum exploration expenditures in connection with our acquisition of the First Stage Interest will be credited against the expenditure commitment for the Second Stage Interest.

After the Company acquires the Second Stage Interest, the Company will be obligated to make the following payments to the Vendor, in the form of its common shares, upon the achievement of the following milestones:

i)	Milestone Payment No. 1: In the event an SK-1300 compliant technical report determines on or before July 31, 2027 that there is a uranium mineral resource on the Engo Valley Uranium Project of a minimum of 10 million pounds with a minimum average grade of 250 parts per million, or ppm, U3O8, the Company will issue an aggregate of 79,302 common shares; and

ii)	Milestone Payment No. 2: In the event an SK-1300 compliant technical report determines on or before July 31, 2029 that there is a uranium mineral resource on the Engo Valley Uranium Project of a minimum of 25 million pounds with a minimum average grade of 250 ppm U3O8, the Company will issue an aggregate of 79,302 common shares.

Mound Lake Property

On January 10, 2025, the Company and Free Battery Metal Limited (“Free Battery”) entered into a Term Sheet pursuant to which Frontier can earn up to an 80% interest in Free Battery’s Mound Lake Property. The Mound Lake Property encompasses 243 single-cell unpatented mineral claims covering over 4,800 hectares.

On December 5, 2025, the Company and Free Battery entered into Amendment No. 1 to the Definitive Agreement, pursuant to which the timelines for the Second Option and Third Option were each extended by one year in consideration of the Company paying $20,000 and the claim renewal costs for the Mound Lake Property (estimated at approximately $8,000) on or before January 10, 2026 (paid).

Pursuant to the terms and conditions of the transaction, Frontier can earn up to an 80% interest in the Mound Lake property through the following option earn-ins:

●	First Option: Upon payment of $20,000 by Frontier to Free Battery (paid), Frontier shall earn a 10% interest in the Mound Lake Property.

●	Second Option: On or before the second anniversary of the effective date, Frontier shall have the right to acquire an additional 41% interest in the Mound Lake Property upon Frontier:

i)	having made work expenditures of at least $1,000,000; and

ii)	paying $500,000 to Free Battery.

●	Third Option: On or before the third anniversary of the effective date, Frontier shall have the right to acquire an additional 29% interest in the Mound Lake Property upon Frontier:

i)	having made additional work expenditures of $1,000,000; and

ii)	paying an additional $1,000,000 to Free Battery.

Prior to the completion of a pre-feasibility study on the Mound Lake Property, Frontier will be the operator of the Mound Lake Property and be responsible for all costs and expenses associated with exploration and development of the Mound Lake Property.

Following the completion of a pre-feasibility study on the Mound Lake Property, the parties shall diligently and in good faith negotiate the terms of a joint venture arrangement to advance development of the Mound Lake Property. Such arrangement will include, among other things, (i) a mechanism by which expenditures on the Mound Lake Property will be funded on a pro rata basis, based upon the respective parties proportionate interest in the Mound Lake Property; (ii) in the event any one party declines to fund the expenditures in proportion to their interest, their respective interest in the joint venture shall be reduced accordingly, subject to the Dilution Conversion (as defined hereinafter); (iii) a mechanism for preparing and approving a budget and work program in respect of the Mound Lake Property; and (iv) the ongoing management of the joint venture.

Following the exercise of the First Option, in the event that either party's interest in the Mound Lake Property falls below 10%, such party's interest shall be converted into a 1% net smelter return royalty on the Mound Lake Property, which shall not be subject to a right of first refusal or any other pre-emptive rights in favour to such party (the “Dilution Conversion”).

Black Lake Uranium Project

On June 21, 2024, the Company acquired Global Uranium Acquisition Corp (Pty) Ltd. (“Global Uranium”) for cash consideration of $50,000 and the issuance of 76,923 common shares. Global Uranium held an option agreement to acquire a 100% interest in the Black Lake Uranium Project. On May 8, 2025, the Company defaulted on the option agreement. A loss on termination of the Black Lake option agreement of $1,379,415 was recorded in the consolidated statements of loss and comprehensive loss, consisting of previously capitalized E&E assets.

Buffalo Uranium Project

On February 18, 2025, the Company entered into a binding letter of intent to acquire Bazooka Resources Ltd. (“Bazooka”). Bazooka holds the exclusive option to acquire a 100% interest in the Buffalo Uranium Project. The Company made an initial cash payment of $70,904 (US$50,000) but subsequently made the determination to terminate the binding letter of intent. A loss on termination of $70,904 was recorded in the consolidated statements of loss and comprehensive loss, consisting of previously capitalized E&E assets.

Muskrat Dam Option Agreement

On February 5, 2024, the Company entered into an option agreement (the “Muskrat Dam Option Agreement”) with a private Manitoba company (“Manco”) to acquire a 90% undivided interest in a group of mineral claims in the Muskrat Dam Lake area of Western Ontario, near Kenora and the border with Manitoba (the “Muskrat Dam Project”).

Pursuant to the Muskrat Dam Option Agreement, the Company paid $50,000, issued an aggregate of 38,462 common shares (Note 19), and granted 153,846 2024 Settlement Warrants (each a 2024 Settlement Warrant), whereby each 2024 Settlement Warrant is exercisable for a period of five years at an exercise price of US $19.50 (see Note 16).

The option agreement was amended and terminated on June 28, 2024, and the Company issued an aggregate of 269,231 shares in consideration for the termination (see Note 19). The 153,846 2024 Settlement Warrants previously issued were cancelled (see Note 16). A loss on termination of the Muskrat Dam Option Agreement of $4,652,894 was recorded in the consolidated statements of loss and comprehensive loss, consisting of $3,415,591 related to the issuance of termination shares, $2,805,780 related to previously capitalized E&E assets that were written off, net of $1,568,557 related to the derecognition of the derivative liability associated with the cancelled 2024 Settlement Warrants.